As filed with the Securities and Exchange Commission on December 19, 2016

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 147	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 154 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on, (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 147 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 147 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 19th day of December, 2016.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Interested Trustee and President and Chief Executive Officer	December 19, 2016
Shaun P. Mathews*
	Senior Vice President and Chief/Principal Financial Officer	December 19, 2016
Todd Modic*
	Trustee	December 19, 2016
Colleen D. Baldwin*
	Trustee	December 19, 2016
John V. Boyer*
	Trustee	December 19, 2016
Patricia W. Chadwick*
	Trustee	December 19, 2016
Peter S. Drotch*
	Trustee	December 19, 2016
Martin J. Gavin *
	Trustee	December 19, 2016
Russell H. Jones*
	Trustee	December 19, 2016
Patrick W. Kenny*
	Trustee	December 19, 2016
Joseph E. Obermeyer*
	Trustee	December 19, 2016
Sheryl K. Pressler*
	Trustee	December 19, 2016
Christopher P. Sullivan*
	Trustee	December 19, 2016
Roger B. Vincent*

* By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as an attachment with Post-Effective Amendment No. 140 on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015, was filed as an attachment with Post-Effective Amendment No. 141 on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015, was filed as an attachment with Post-Effective Amendment No. 143 on September 16, 2016 and is incorporated herein by reference.

EXHIBIT INDEX

Voya Equity Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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